Accumulated Other Comprehensive Loss - Statement of Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net		$ (15,612)	$ (14,614)	$ (12,522)
Other comprehensive income (loss) before reclassifications	[1]	(6,331)	(1,777)	(2,728)
Amounts reclassified from accumulated other comprehensive income	[2],[3]	490	779	636
Net other comprehensive income (loss)		(5,841)	(998)	(2,092)
Ending balance, net		(21,453)	(15,612)	(14,614)
Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net		(16,950)	(16,853)	(12,524)
Other comprehensive income (loss) before reclassifications	[1]	(1,103)	(876)	(4,965)
Amounts reclassified from accumulated other comprehensive income	[2],[3]	396	779	636
Net other comprehensive income (loss)		(707)	(97)	(4,329)
Ending balance, net		(17,657)	(16,950)	(16,853)
Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net		132	0	0
Other comprehensive income (loss) before reclassifications	[1]	(169)	132	0
Amounts reclassified from accumulated other comprehensive income	[2],[3]	94	0	0
Net other comprehensive income (loss)		(75)	132	0
Ending balance, net		57	132	0
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net		1,206	2,239	2
Other comprehensive income (loss) before reclassifications	[1]	(5,059)	(1,033)	2,237
Amounts reclassified from accumulated other comprehensive income	[2],[3]	0	0	0
Net other comprehensive income (loss)		(5,059)	(1,033)	2,237
Ending balance, net		$ (3,853)	$ 1,206	$ 2,239

[1]	Net of tax expense (benefit), which was insignificant for the year ended December 31, 2014, and was $0.8 million, and $(1.1) million for the years ended December 31, 2013, and 2012, respectively, for the defined benefit pension plans. Net of tax expense (benefit) of $(0.1) million and $0.1 million for the years ended December 31, 2014 and 2013, respectively, for the interest rate swap.
[2]	Net of tax expense of $0.1 million, $0.2 million, and $0.2 million for defined benefit pension plans for the years ended December 31, 2014, 2013, and 2012, respectively.
[3]	Reclassification adjustments out of accumulated comprehensive income for amortization of prior service cost are included in the computation of net periodic pension cost. See Note 10 for additional details.